Share Capital - Schedule of Issued share capital (Parenthetical) (Detail) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands													1 Months Ended	2 Months Ended		3 Months Ended			12 Months Ended
	Feb. 23, 2022 shares	Mar. 08, 2021 HKD ($) shares	Mar. 08, 2021 USD ($) shares	Aug. 03, 2020 HKD ($) shares	Jun. 26, 2020 shares	Apr. 30, 2020 shares	Mar. 10, 2020 HKD ($) shares	Mar. 10, 2020 USD ($) shares	Dec. 19, 2019 HKD ($)	Dec. 19, 2019 USD ($)	Dec. 18, 2019 HKD ($) shares	Dec. 18, 2019 USD ($) $ / shares shares	Dec. 31, 2019 shares	Mar. 13, 2020 HKD ($) shares	Mar. 13, 2020 USD ($) shares	Aug. 03, 2020 HKD ($) shares	Aug. 03, 2020 HKD ($)	Aug. 03, 2020 USD ($)	Apr. 30, 2022 HKD ($) shares	Apr. 30, 2021 HKD ($)	Apr. 30, 2020 HKD ($)	Dec. 18, 2019 $ / shares
Disclosure of classes of share capital [line items]
Aggregation consideration in exchange for the equity											$ 29	$ 4									$ 29
Aggregation consideration														$ 898,045	$ 115,000					$ 1,346,971	898,045
Proceeds from issue of warrants									$ 11,742	$ 1,500
Proceeds from exercise of warrants							$ 77,963	$ 10,000	$ 77,963	$ 10,000									$ 0	0	77,963
Exercise of warrants, shares							1,226,667	1,226,667
Warrants outstanding class of warrants or rights outstanding						0
Gain loss due to change in fair value of derivative financial instruments | $																					5,929
Increase decrease in share capital | $																					1
Increase decrease in share premium | $																					95,633
Proceeds from issue of shares | $																			$ 0	$ 27,125	$ 898,074
Derivative Financial Instruments Liabilities [Member]
Disclosure of classes of share capital [line items]
Warrants acquired as a percentage of equity interests									3.23%	3.23%
Class B Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued													10,000	2,000,000	2,000,000
Stockholders equity stock split ratio													10,000
Class B Ordinary shares [Member] | Reorganization [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued											36,790,000	36,790,000
Par value per share | (per share)												$ 0.0001										$ 0.00078
Class B Ordinary shares [Member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Stockholders' equity note, stock split													1
Class B Ordinary shares [Member] | AMTD IDEA Group [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued	41,448,000
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued														9,500,000	9,500,000
Transfer of shares, Shares					14,598,000
Class A Ordinary shares [Member] | Unvested [Member]
Disclosure of classes of share capital [line items]
Shares outstanding																			38,710
Class A Ordinary shares [Member] | Vested [Member]
Disclosure of classes of share capital [line items]
Shares outstanding																			1,929,432
Class A Ordinary shares [Member] | Third Party Investors [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued																350,000
Proceeds from issue of shares																	$ 27,126	$ 3,500
Class A Ordinary shares [Member] | Policy Pal Pte Ltd [Member]
Disclosure of classes of share capital [line items]
Increase decrease in number of ordinary shares due to acquistion of subsidiaries shares				702,765
Business combination equity interests acquired percentage				51.00%												51.00%	51.00%
Class A Ordinary shares [Member] | Restricted Stock Units [Member]
Disclosure of classes of share capital [line items]
Company granted shares				38,710
Share based compensation by share based award equity instruments other than options granted during the period aggregate grant date fair value | $				$ 3,728												$ 3,728	$ 3,728
Share based compensation by share based award equity instruments other than options granted vesting period				3 years
Class A Ordinary shares [Member] | AMTD IDEA Group [Member]
Disclosure of classes of share capital [line items]
Transfer of shares to subsidiary company shares					9,716,000
Stock forfeited during the period shares	41,448,000
Class A Ordinary shares [Member] | AMTD Assets Alpha Group [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued		8,500,000	8,500,000
Proceeds from issue of shares		$ 659,923	$ 85,000
Transfer of shares to subsidiary company shares					2,441,000
Class A Ordinary shares [Member] | AMTD Education Group [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued		8,500,000	8,500,000
Proceeds from issue of shares		$ 659,923	$ 85,000
Transfer of shares to subsidiary company shares					2,441,000